Note 11 - Finance Expenses and Income (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
	2020	2019	2018
Interest expense	(1,786.6)	(1,514.3)	(1,488.1)
Capitalized borrowings	-	-	0.4
Net Interest on pension plans	(117.2)	(105.3)	(103.0)
Losses on hedging instruments and exclusive investment funds (i)	(1,919.3)	(1,286.0)	(1,181.2)
Interest on provision for disputes and litigation	(208.8)	(163.9)	(132.7)
Exchange variations	(706.4)	(637.2)	(756.9)
Interest and foreign exchange rate on loans to/from related parties	-	(41.5)	(8.0)
Financial instruments at fair value through profit or loss	(4.3)	(310.4)	(107.1)
Tax on financial transactions	(335.0)	(202.1)	(337.6)
Bank guarantee expenses	(188.0)	(136.2)	(126.3)
Other financial results	(164.9)	(172.1)	(264.6)
	(5,430.5)	(4,569.0)	(4,505.1)

Exceptional finance expense	-	(179.4)	(179.1)
	(5,430.5)	(4,748.4)	(4,684.2)

Disclosure of interest expense [text block]
	2020	2019	2018
Financial instruments measured at amortized cost	(776.0)	(520.9)	(597.6)
Financial instruments at fair value through profit or loss	(1,010.6)	(993.4)	(890.5)
	(1,786.6)	(1,514.3)	(1,488.1)

Disclosure of finance income [text block]
	2020	2019	2018
Interest income	2,245.5	1,068.0	454.0
Interest and foreign exchange rate on loans to/from related parties	10.6	-	-
Financial instruments at fair value through profit or loss	242.6	37.2	-
Other financial results	49.9	26.3	17.4
	2,548.6	1,131.5	471.4

Exceptional finance income	-	161.2	-
Effect of application of IAS 29 (hyperinflation)	447.4	346.2	182.5
	2,996.0	1,638.9	653.9

Disclosure of interest income [text block]
	2020	2019	2018
Cash and cash equivalents	234.6	454.8	270.7
Investment securities held for trading	4.3	0.1	12.9
Other receivables (i)	2,006.6	613.1	170.4
	2,245.5	1,068.0	454.0